Accounts receivable (Denominations of gross amounts of account receivable) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Gross amounts of accounts receivable denominated [line items]
Gross amounts of accounts receivable	¥ 32,464,259	¥ 29,425,851
RMB [member]
Gross amounts of accounts receivable denominated [line items]
Gross amounts of accounts receivable	29,382,384	26,879,470
S$ [member]
Gross amounts of accounts receivable denominated [line items]
Gross amounts of accounts receivable	1,077,008	1,016,299
US$ [member]
Gross amounts of accounts receivable denominated [line items]
Gross amounts of accounts receivable	39,146	6,673
PKR [member]
Gross amounts of accounts receivable denominated [line items]
Gross amounts of accounts receivable	¥ 1,965,721	¥ 1,523,409